Vanguard Emerging Markets Select Stock Fund
Supplement Dated June 15, 2021, to the Prospectus and Summary Prospectus Dated February 26, 2021
Important Change to the Fund

Effective immediately, Ewan Markson-Brown no longer serves as a co-portfolio manager of Baillie Gifford Overseas Ltd.’s (Baillie Gifford) portion of Vanguard Emerging Markets Select Stock Fund (the Fund). All references to Mr. Markson-Brown in the Prospectus and Summary Prospectus are hereby deleted in their entirety.
Andrew Stobart and Mike Gush remain as the portfolio managers of Baillie Gifford’s portion of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 752A 062021

Vanguard Trustees’ Equity Fund

Supplement Dated June 15, 2021, to the Statement of Additional Information Dated February 26, 2021
Important Change to Vanguard Emerging Markets Select Stock Fund
Effective immediately, Ewan Markson-Brown no longer serves as a co-portfolio manager of Baillie Gifford Overseas Ltd.’s (Baillie Gifford) portion of Vanguard Emerging Markets Select Stock Fund (the Fund). All references to Mr. Markson-Brown in the Statement of Additional Information are hereby deleted in their entirety.
Andrew Stobart and Mike Gush remain as the portfolio managers of Baillie Gifford’s portion of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 046A 062021